UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2016 (Unaudited)

Common Stocks - 98.6%	Shares		Value ($)
Automobiles & Components - 1.0%
BorgWarner	22,800		802,104
Delphi Automotive	31,469		2,244,369
Ford Motor	437,732		5,283,425
General Motors	159,161		5,056,545
Goodyear Tire & Rubber	30,967		1,000,234
Harley-Davidson	21,430	[a]	1,127,004
Johnson Controls International	105,135		4,891,932
			20,405,613
Banks - 5.3%
Bank of America	1,149,486		17,989,456
BB&T	91,974		3,469,259
Citigroup	327,305		15,458,615
Citizens Financial Group	58,601		1,448,031
Comerica	19,956		944,318
Fifth Third Bancorp	89,010		1,821,145
Huntington Bancshares	121,666		1,199,627
JPMorgan Chase & Co.	406,895		27,095,138
KeyCorp	121,390		1,477,316
M&T Bank	17,691		2,053,925
People's United Financial	34,845		551,248
PNC Financial Services Group	55,399		4,990,896
Regions Financial	142,658		1,408,034
SunTrust Banks	57,134		2,502,469
U.S. Bancorp	181,278		7,775,013
Wells Fargo & Co.	511,718		22,658,873
Zions Bancorporation	22,974		712,654
			113,556,017
Capital Goods - 7.0%
3M	68,047		11,991,923
Acuity Brands	4,892	[a]	1,294,423
Allegion	10,234		705,225
AMETEK	27,023		1,291,159
Boeing	65,434		8,620,275
Caterpillar	65,745		5,836,184
Cummins	17,836		2,285,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Capital Goods - 7.0% (continued)
Deere & Co.	33,539	[a]	2,862,554
Dover	18,078		1,331,264
Eaton	51,565		3,388,336
Emerson Electric	71,981		3,923,684
Fastenal	32,172		1,344,146
Flowserve	15,568		751,000
Fluor	16,549		849,295
Fortive	33,382		1,699,144
Fortune Brands Home & Security	17,234		1,001,295
General Dynamics	32,750		5,081,490
General Electric	1,010,307		29,925,293
Honeywell International	85,802		10,003,655
Illinois Tool Works	36,449		4,368,048
Ingersoll-Rand	28,715		1,950,897
Jacobs Engineering Group	14,513	[b]	750,612
L-3 Communications Holdings	8,743		1,317,832
Lockheed Martin	28,477		6,826,506
Masco	37,770		1,295,889
Northrop Grumman	20,315		4,346,394
PACCAR	38,520		2,264,206
Parker-Hannifin	15,317		1,922,743
Pentair	19,784	[a]	1,270,924
Quanta Services	18,065	[b]	505,639
Raytheon	33,530		4,564,439
Rockwell Automation	14,665		1,794,116
Rockwell Collins	14,853		1,252,702
Roper Technologies	11,265		2,055,525
Snap-on	6,232		947,015
Stanley Black & Decker	17,036		2,095,087
Textron	30,968		1,230,978
TransDigm Group	5,656	[a,b]	1,635,263
United Rentals	10,444	[b]	819,750
United Technologies	87,310		8,870,696
W.W. Grainger	6,552	[a]	1,473,152
Xylem	21,061		1,104,649
			148,849,090
Commercial & Professional Services - .6%
Cintas	9,665		1,088,279
Dun & Bradstreet	3,746		511,779
Equifax	13,371		1,799,469

Common Stocks - 98.6% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Nielsen Holdings	37,978		2,034,481
Pitney Bowes	22,074		400,864
Republic Services	27,494		1,387,072
Robert Half International	14,327		542,420
Stericycle	9,110	[a,b]	730,075
Verisk Analytics	17,125	[b]	1,391,920
Waste Management	46,938		2,992,767
			12,879,126
Consumer Durables & Apparel - 1.4%
Coach	31,265		1,143,048
D.R. Horton	37,152		1,121,990
Garmin	13,643		656,365
Hanesbrands	44,747		1,129,862
Harman International Industries	7,553		637,851
Hasbro	12,054		956,244
Leggett & Platt	15,616		711,777
Lennar, Cl. A	20,052	[a]	849,002
Mattel	38,873		1,177,074
Michael Kors Holdings	20,145	[b]	942,585
Mohawk Industries	6,920	[b]	1,386,353
Newell Brands	54,146		2,851,328
NIKE, Cl. B	151,746		7,989,427
PulteGroup	37,434		750,177
PVH	8,909		984,445
Ralph Lauren	6,872		695,034
Under Armour, Cl. A	19,832	[a,b]	767,102
Under Armour, Cl. C	19,973	[b]	676,286
VF	38,116		2,136,402
Whirlpool	8,605		1,395,387
			28,957,739
Consumer Services - 1.6%
Carnival	49,317		2,407,656
Chipotle Mexican Grill	3,403	[b]	1,441,171
Darden Restaurants	14,133		866,636
H&R Block	26,428		611,808
Marriott International, Cl. A	37,495		2,524,565
McDonald's	96,225		11,100,516
Royal Caribbean Cruises	18,715		1,402,689
Starbucks	164,338		8,897,259
Wyndham Worldwide	13,088		881,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Wynn Resorts	8,918		868,792
Yum! Brands	41,913		3,806,120
			34,808,427
Diversified Financials - 4.7%
Affiliated Managers Group	6,206	[b]	898,008
American Express	87,600		5,609,904
Ameriprise Financial	18,937		1,889,345
Bank of New York Mellon	120,372		4,800,435
Berkshire Hathaway, Cl. B	213,631	[b]	30,863,271
BlackRock	13,760		4,987,450
Capital One Financial	57,571		4,135,325
Charles Schwab	134,898		4,258,730
CME Group	37,983		3,969,983
Discover Financial Services	46,426		2,625,390
E*TRADE Financial	32,190	[b]	937,373
Franklin Resources	39,758		1,414,192
Goldman Sachs Group	42,509		6,855,426
Intercontinental Exchange	13,201		3,555,821
Invesco	46,902		1,466,626
Legg Mason	11,069		370,590
Leucadia National	36,418		693,399
Moody's	19,282		2,087,855
Morgan Stanley	165,924		5,319,523
Nasdaq	13,061		882,140
Navient	38,690		559,844
Northern Trust	23,950		1,628,361
S&P Global	30,313		3,836,413
State Street	41,470		2,887,556
Synchrony Financial	91,998		2,575,944
T. Rowe Price Group	28,009		1,862,599
			100,971,503
Energy - 7.1%
Anadarko Petroleum	60,690		3,845,318
Apache	42,662		2,724,822
Baker Hughes	48,414		2,443,455
Cabot Oil & Gas	50,852		1,311,982
Chesapeake Energy	72,635	[b]	455,421
Chevron	212,395		21,859,693
Cimarex Energy	10,282		1,381,592
Concho Resources	15,923	[b]	2,187,024

Common Stocks - 98.6% (continued)	Shares		Value ($)
Energy - 7.1% (continued)
ConocoPhillips	138,919		6,038,809
Devon Energy	58,745		2,591,242
EOG Resources	61,410		5,938,961
EQT	19,349		1,405,124
Exxon Mobil	466,875		40,748,850
FMC Technologies	26,101	[b]	774,417
Halliburton	95,816		4,300,222
Helmerich & Payne	11,716	[a]	788,487
Hess	29,481		1,580,771
Kinder Morgan	215,542		4,985,486
Marathon Oil	93,228		1,473,935
Marathon Petroleum	59,509		2,415,470
Murphy Oil	17,960	[a]	545,984
National Oilwell Varco	42,858	[a]	1,574,603
Newfield Exploration	21,907	[b]	952,078
Noble Energy	46,865		1,674,955
Occidental Petroleum	85,328		6,222,118
ONEOK	23,366		1,200,779
Phillips 66	50,198		4,043,449
Pioneer Natural Resources	19,052		3,537,004
Range Resources	21,056		815,920
Schlumberger	156,536		12,309,991
Southwestern Energy	54,891	[b]	759,691
Spectra Energy	78,839		3,370,367
Tesoro	13,539		1,077,163
Transocean	37,259	[a,b]	397,181
Valero Energy	52,038		2,758,014
Williams	76,768		2,359,081
			152,849,459
Food & Staples Retailing - 2.1%
Costco Wholesale	49,111		7,489,919
CVS Health	120,677		10,739,046
Kroger	108,916		3,232,627
Sysco	58,554		2,869,732
Walgreens Boots Alliance	96,543		7,783,297
Wal-Mart Stores	171,598		12,375,648
Whole Foods Market	36,455	[a]	1,033,499
			45,523,768
Food, Beverage & Tobacco - 5.5%
Altria Group	219,491		13,878,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.5% (continued)
Archer-Daniels-Midland	67,376		2,841,246
Brown-Forman, Cl. B	20,697	[a]	981,866
Campbell Soup	21,784		1,191,585
Coca-Cola	436,849		18,487,450
ConAgra Foods	47,952		2,259,019
Constellation Brands, Cl. A	19,625		3,267,366
Dr. Pepper Snapple Group	21,059		1,922,897
General Mills	66,724		4,262,329
Hershey	15,825		1,512,870
Hormel Foods	30,855		1,170,330
J.M. Smucker	13,216		1,791,297
Kellogg	28,520		2,209,444
Kraft Heinz	66,832		5,982,132
McCormick & Co.	12,842		1,283,173
Mead Johnson Nutrition	20,928		1,653,521
Molson Coors Brewing, Cl. B	20,165		2,214,117
Mondelez International, Cl. A	174,322		7,652,736
Monster Beverage	15,252	[b]	2,239,146
PepsiCo	161,626		17,580,060
Philip Morris International	174,043		16,920,460
Reynolds American	92,054		4,340,346
Tyson Foods, Cl. A	32,807		2,449,699
			118,091,505
Health Care Equipment & Services - 5.4%
Abbott Laboratories	165,863		7,014,346
Aetna	39,472		4,557,042
AmerisourceBergen	20,661		1,668,996
Anthem	29,493		3,695,768
Baxter International	55,464		2,640,086
Becton Dickinson & Co.	23,802		4,277,933
Boston Scientific	152,189	[b]	3,622,098
C.R. Bard	8,185		1,835,732
Cardinal Health	36,264		2,817,713
Centene	19,000	[b]	1,272,240
Cerner	34,052	[b]	2,102,711
Cigna	28,770		3,749,306
Cooper	4,928		883,393
Danaher	68,348		5,357,800
DaVita	18,721	[b]	1,236,896
DENTSPLY SIRONA	26,832		1,594,626

Common Stocks - 98.6% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.4% (continued)
Edwards Lifesciences	23,958	[b]	2,888,377
Express Scripts Holding	71,650	[b]	5,053,475
HCA Holdings	34,234	[b]	2,589,117
Henry Schein	9,183	[b]	1,496,645
Hologic	31,059	[b]	1,206,021
Humana	16,418		2,904,180
Intuitive Surgical	4,269	[b]	3,094,299
Laboratory Corporation of America Holdings	11,070	[b]	1,521,904
McKesson	25,275		4,214,606
Medtronic	155,697		13,452,221
Patterson	9,008		413,828
Quest Diagnostics	15,804		1,337,493
St. Jude Medical	31,874		2,542,270
Stryker	34,907		4,063,524
UnitedHealth Group	107,221		15,010,940
Universal Health Services, Cl. B	10,032		1,236,143
Varian Medical Systems	11,368	[a,b]	1,131,457
Zimmer Biomet Holdings	22,480		2,922,850
			115,406,036
Household & Personal Products - 2.1%
Church & Dwight	29,176		1,398,114
Clorox	14,394		1,801,841
Colgate-Palmolive	100,185		7,427,716
Estee Lauder, Cl. A	24,379		2,159,004
Kimberly-Clark	40,244		5,076,378
Procter & Gamble	303,996		27,283,641
			45,146,694
Insurance - 2.6%
Aflac	46,537		3,344,614
Allstate	42,078		2,910,956
American International Group	115,098		6,829,915
Aon	29,774		3,349,277
Arthur J. Gallagher & Co.	19,742		1,004,276
Assurant	6,829		629,975
Chubb	52,105		6,546,993
Cincinnati Financial	16,738		1,262,380
Hartford Financial Services Group	44,497		1,905,362
Lincoln National	26,329		1,236,936
Loews	30,064		1,237,134
Marsh & McLennan Cos.	58,112		3,908,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
MetLife	123,246		5,475,820
Principal Financial Group	29,776	[a]	1,533,762
Progressive	64,601		2,034,932
Prudential Financial	49,585		4,048,615
Torchmark	13,662		872,865
Travelers	33,052		3,786,107
Unum Group	27,151		958,702
Willis Towers Watson	15,281		2,028,858
XL Group	31,094		1,045,691
			55,951,202
Materials - 2.8%
Air Products & Chemicals	24,250		3,645,745
Albemarle	12,596		1,076,832
Alcoa	144,386		1,464,074
Avery Dennison	9,516		740,250
Ball	19,568		1,603,598
CF Industries Holdings	26,859		654,017
Dow Chemical	126,810		6,572,562
E.I. du Pont de Nemours & Co.	97,569		6,534,196
Eastman Chemical	15,962		1,080,308
Ecolab	29,358		3,573,456
FMC	14,705		710,840
Freeport-McMoRan	139,284	[a]	1,512,624
International Flavors & Fragrances	8,842		1,264,141
International Paper	46,473		2,229,775
LyondellBasell Industries, Cl. A	38,732		3,124,123
Martin Marietta Materials	7,404		1,326,130
Monsanto	49,243		5,032,635
Mosaic	39,295		961,156
Newmont Mining	58,102		2,282,828
Nucor	35,477		1,754,338
Owens-Illinois	18,106	[b]	332,969
PPG Industries	29,912		3,091,704
Praxair	32,089		3,877,314
Sealed Air	22,022		1,009,048
Sherwin-Williams	9,027		2,497,410
Vulcan Materials	14,776		1,680,475
WestRock	29,036		1,407,642
			61,040,190

Common Stocks - 98.6% (continued)	Shares		Value ($)
Media - 2.9%
CBS, Cl. B	46,707		2,556,741
Charter Communications, Cl. A	24,259	[b]	6,549,202
Comcast, Cl. A	271,763		18,028,757
Discovery Communications, Cl. A	16,778	[b]	451,664
Discovery Communications, Cl. C	26,806	[b]	705,266
Interpublic Group of Companies	45,800		1,023,630
News Corp., Cl. A	42,339		591,899
News Corp., Cl. B	11,662		165,834
Omnicom Group	27,006		2,295,510
Scripps Networks Interactive, Cl. A	10,903		692,231
TEGNA	24,620		538,193
Time Warner	87,665		6,979,011
Twenty-First Century Fox, Cl. A	120,101		2,908,846
Twenty-First Century Fox, Cl. B	54,492		1,348,132
Viacom, Cl. B	39,470		1,503,807
Walt Disney	166,569		15,467,597
			61,806,320
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
AbbVie	183,295	[a]	11,560,416
Agilent Technologies	37,187		1,751,136
Alexion Pharmaceuticals	24,810	[b]	3,040,217
Allergan	44,378	[b]	10,220,697
Amgen	84,282		14,059,080
Biogen	24,642	[b]	7,713,685
Bristol-Myers Squibb	188,077		10,141,112
Celgene	87,527	[b]	9,149,197
Eli Lilly & Co.	109,343		8,775,869
Endo International	22,198	[b]	447,290
Gilead Sciences	149,643		11,839,754
Illumina	16,407	[b]	2,980,496
Johnson & Johnson	308,410		36,432,473
Mallinckrodt	12,698	[b]	886,066
Merck & Co.	310,302		19,365,948
Mettler-Toledo International	3,001	[b]	1,259,910
Mylan	51,607	[b]	1,967,259
PerkinElmer	12,123		680,222
Perrigo	16,097		1,486,236
Pfizer	682,931		23,130,873
Regeneron Pharmaceuticals	8,510	[b]	3,421,190
Thermo Fisher Scientific	44,021		7,001,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.1% (continued)
Vertex Pharmaceuticals	27,284	[b]	2,379,438
Waters	8,990	[b]	1,424,825
Zoetis	55,501		2,886,607
			194,001,976
Real Estate - 3.0%
American Tower	47,342	[c]	5,365,269
Apartment Investment & Management, Cl. A	17,129	[c]	786,392
AvalonBay Communities	15,192	[c]	2,701,745
Boston Properties	16,862	[c]	2,298,122
CBRE Group, Cl. A	33,493	[b,c]	937,134
Crown Castle International	37,973	[c]	3,577,436
Digital Realty Trust	16,351	[a,c]	1,588,009
Equinix	7,993	[c]	2,879,478
Equity Residential	40,529	[c]	2,607,231
Essex Property Trust	7,209	[c]	1,605,444
Extra Space Storage	13,718	[c]	1,089,346
Federal Realty Investment Trust	7,716	[c]	1,187,724
General Growth Properties	64,692	[c]	1,785,499
HCP	52,374	[a,c]	1,987,593
Host Hotels & Resorts	83,282	[c]	1,296,701
Iron Mountain	26,946	[c]	1,011,283
Kimco Realty	47,152	[c]	1,365,050
Macerich	14,237	[c]	1,151,346
Prologis	58,177	[c]	3,114,797
Public Storage	16,530	[c]	3,688,504
Realty Income	28,881	[c]	1,933,005
Simon Property Group	35,337	[c]	7,315,112
SL Green Realty	10,988	[c]	1,187,803
UDR	29,091	[c]	1,046,985
Ventas	39,462	[c]	2,787,201
Vornado Realty Trust	19,624	[c]	1,986,145
Welltower	39,638	[c]	2,963,733
Weyerhaeuser	84,114	[c]	2,686,601
			63,930,688
Retailing - 5.6%
Advance Auto Parts	8,069		1,203,249
Amazon.com	44,265	[b]	37,063,527
AutoNation	7,413	[a,b]	361,087
AutoZone	3,399	[b]	2,611,588
Bed Bath & Beyond	17,332		747,183

Common Stocks - 98.6% (continued)	Shares		Value ($)
Retailing - 5.6% (continued)
Best Buy	32,874	[a]	1,255,129
CarMax	21,971	[a,b]	1,172,153
Dollar General	29,325		2,052,457
Dollar Tree	26,188	[b]	2,067,019
Expedia	13,536		1,579,922
Foot Locker	15,344	[a]	1,039,096
Gap	26,364	[a]	586,335
Genuine Parts	17,058		1,713,476
Home Depot	139,716		17,978,655
Kohl's	22,084	[a]	966,175
L Brands	27,116		1,918,999
LKQ	34,220	[b]	1,213,441
Lowe's	99,576		7,190,383
Macy's	34,787		1,288,858
Netflix	48,239	[a,b]	4,753,953
Nordstrom	13,213		685,490
O'Reilly Automotive	10,880	[b]	3,047,597
Priceline Group	5,588	[b]	8,222,686
Ross Stores	45,361		2,916,712
Signet Jewelers	8,845		659,218
Staples	68,569		586,265
Target	64,809		4,451,082
The TJX Companies	74,660		5,583,075
Tiffany & Co.	12,708	[a]	922,982
Tractor Supply	14,814		997,723
TripAdvisor	12,112	[b]	765,236
Ulta Salon Cosmetics & Fragrance	6,632	[b]	1,578,283
Urban Outfitters	10,351	[b]	357,317
			119,536,351
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices	34,867		2,247,178
Applied Materials	122,571		3,695,516
Broadcom	44,390		7,658,163
First Solar	7,929	[a,b]	313,116
Intel	532,617		20,106,292
KLA-Tencor	17,400		1,212,954
Lam Research	17,341	[a]	1,642,366
Linear Technology	26,310		1,559,920
Microchip Technology	24,065		1,495,399
Micron Technology	120,214	[b]	2,137,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.2% (continued)
NVIDIA	60,133	[a]	4,120,313
Qorvo	14,534	[b]	810,125
QUALCOMM	164,991		11,301,884
Skyworks Solutions	21,180	[a]	1,612,645
Texas Instruments	113,503		7,965,641
Xilinx	28,382		1,542,278
			69,421,195
Software & Services - 12.5%
Accenture, Cl. A	70,161		8,571,569
Activision Blizzard	75,833		3,359,402
Adobe Systems	55,658	[b]	6,041,119
Akamai Technologies	19,815	[b]	1,049,997
Alliance Data Systems	6,883	[b]	1,476,610
Alphabet, Cl. A	33,190	[b]	26,686,751
Alphabet, Cl. C	33,210	[b]	25,813,801
Autodesk	22,174	[b]	1,603,845
Automatic Data Processing	51,961		4,582,960
CA	35,277		1,166,963
Citrix Systems	17,304	[b]	1,474,647
Cognizant Technology Solutions, Cl. A	68,285	[b]	3,257,877
CSRA	15,162		407,858
eBay	118,405	[b]	3,895,525
Electronic Arts	34,042	[b]	2,907,187
Facebook, Cl. A	261,480	[b]	33,540,040
Fidelity National Information Services	36,625		2,821,224
Fiserv	24,974	[b]	2,484,164
Global Payments	17,220		1,321,807
International Business Machines	97,996		15,566,665
Intuit	27,652		3,041,997
MasterCard, Cl. A	108,038		10,995,027
Microsoft	877,758		50,558,861
Oracle	339,441		13,333,243
Paychex	35,741		2,068,332
PayPal Holdings	126,255	[b]	5,172,667
Red Hat	19,963	[b]	1,613,609
salesforce.com	72,456	[b]	5,168,287
Symantec	69,197		1,736,845
Teradata	16,481	[b]	510,911
Total System Services	18,754		884,251
VeriSign	10,951	[a,b]	856,806

Common Stocks - 98.6% (continued)	Shares		Value ($)
Software & Services - 12.5% (continued)
Visa, Cl. A	212,543		17,577,306
Western Union	56,534		1,177,038
Xerox	96,376		976,289
Yahoo!	97,237	[b]	4,190,915
			267,892,395
Technology Hardware & Equipment - 5.2%
Amphenol, Cl. A	33,823		2,195,789
Apple	607,207		68,644,751
Cisco Systems	564,386		17,902,324
Corning	116,972		2,766,388
F5 Networks	7,782	[b]	969,949
FLIR Systems	15,166		476,516
Harris	13,494		1,236,185
Hewlett Packard Enterprise	186,815		4,250,041
HP	193,428		3,003,937
Juniper Networks	42,907		1,032,342
Motorola Solutions	18,713		1,427,428
NetApp	31,516		1,128,903
Seagate Technology	33,426	[a]	1,288,572
TE Connectivity	40,200		2,588,076
Western Digital	30,807		1,801,285
			110,712,486
Telecommunication Services - 2.6%
AT&T	692,680		28,129,735
CenturyLink	61,508		1,687,164
Frontier Communications	126,110	[a]	524,618
Level 3 Communications	32,503	[b]	1,507,489
Verizon Communications	458,953		23,856,377
			55,705,383
Transportation - 2.1%
Alaska Air Group	13,736		904,653
American Airlines Group	59,942		2,194,477
CH Robinson Worldwide	16,089		1,133,631
CSX	107,426		3,276,493
Delta Air Lines	84,518		3,326,629
Expeditors International of Washington	20,436		1,052,863
FedEx	27,538		4,810,338
J.B. Hunt Transport Services	10,158		824,220
Kansas City Southern	12,245		1,142,703
Norfolk Southern	33,539		3,255,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Transportation - 2.1% (continued)
Ryder System	5,594		368,924
Southwest Airlines	70,001		2,722,339
Union Pacific	93,841		9,152,313
United Continental Holdings	33,278	[b]	1,746,097
United Parcel Service, Cl. B	77,811		8,509,411
			44,420,386
Utilities - 3.2%
AES	71,053		913,031
Alliant Energy	25,476		975,986
Ameren	27,309		1,343,057
American Electric Power	54,807		3,519,157
American Water Works	19,959		1,493,732
CenterPoint Energy	49,503		1,149,955
CMS Energy	30,145		1,266,391
Consolidated Edison	34,098		2,567,579
Dominion Resources	70,399		5,228,534
DTE Energy	19,966		1,870,215
Duke Energy	77,279		6,185,411
Edison International	36,276		2,620,941
Entergy	20,377		1,563,527
Eversource Energy	34,641		1,876,849
Exelon	103,820		3,456,168
FirstEnergy	46,108		1,525,253
NextEra Energy	52,540		6,426,693
NiSource	34,042		820,753
NRG Energy	37,334		418,514
PG&E	55,634		3,403,132
Pinnacle West Capital	12,470		947,595
PPL	74,465		2,574,255
Public Service Enterprise Group	56,373		2,360,338
SCANA	15,178		1,098,432
Sempra Energy	28,053		3,007,001
Southern	109,964		5,641,153
WEC Energy Group	35,907		2,150,111
Xcel Energy	55,621		2,288,248
			68,692,011
Total Common Stocks (cost $908,167,688)			2,110,555,560

	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.35%, 12/15/16
(cost $1,463,946)	1,465,000	[d]	1,464,499
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $25,704,599)	25,704,599	[e]	25,704,599
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $14,398,466)	14,398,466	[e]	14,398,466
Total Investments (cost $949,734,699)	100.6%		2,152,123,124
Liabilities, Less Cash and Receivables	(.6%)		(12,374,496)
Net Assets	100.0%		2,139,748,628

[a] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $47,166,952 and the value of the collateral held by the fund was $47,801,370, consisting of cash collateral of $14,398,466 and U.S. Government &
Agency securities valued at $33,402,904.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open financial futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.5
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Energy	7.1
Capital Goods	7.0
Retailing	5.6
Food, Beverage & Tobacco	5.5
Health Care Equipment & Services	5.4
Banks	5.3
Technology Hardware & Equipment	5.2
Diversified Financials	4.7
Semiconductors & Semiconductor Equipment	3.2
Utilities	3.2
Real Estate	3.0
Media	2.9
Materials	2.8
Insurance	2.6
Telecommunication Services	2.6
Food & Staples Retailing	2.1
Household & Personal Products	2.1
Transportation	2.1
Short-Term/Money Market Investments	2.0
Consumer Services	1.6
Consumer Durables & Apparel	1.4
Automobiles & Components	1.0
Commercial & Professional Services	.6
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,098,869,555	-	-	2,098,869,555
Equity Securities—
Foreign Common
Stocks†	11,686,005	-	-	11,686,005
Mutual Funds	40,103,065	-	-	40,103,065
U.S. Treasury	-	1.464,499	-	1,464,499
Other Financial
Instruments:
Financial Futures††	564,227	-	-	564,227

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Stock Index Fund, Inc.
September 30, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Financial Futures Long
Standard & Poor's 500 E-mini	272	29,381,440	December 2016	564,227
Gross Unrealized Appreciation				564,227

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At September 30, 2016, accumulated net unrealized appreciation on investments was $1,202,388,425, consisting of $1,239,831,393 gross unrealized appreciation and $37,442,968 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)